INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Interest In Other Entities [Abstract]
Schedule of associates

		% of ownership interest
Name of entity	Place of business	2024	2023	2022	Nature of relationship	Measurement method
BioConnection Investments B.V.	Oss, NL	23.60%	23.60%	23.60%	Associate	Equity

$ ‘000	Carrying amount
Name of entity	2024	2023	2022
BioConnection Investments B.V.

Balance at January 1	2,285	2,501	7,201

Movement during the year
Share in net profit (loss)	(1,131)	(289)	(1,083)
Release of financial guarantee	—	—	(153)
Impairment	(629)	—	—
Dilution of equity stake	—	—	(2,991)
Currency translation	(59)	73	(473)

Balance at December 31	466	2,285	2,501
The carrying amount of this investment has changed as follows:

Amounts in $ ‘000	2024	2023
Balance at Balance at January 1	6,093	6,827
Fair value changes	(2,051)	(930)
Currency translation	(275)	196
Balance at December 31	3,767	6,093

		% of ownership interest
Name of entity	Place of business	2024	2023	2022	Nature of relationship	Measurement method
Orchard Therapeutics Plc.	London, UK	—%	0.54%	1.00%	Investment	Fair value
The fair value as at December 31, 2023, was determined on the basis of the trading price as at that date.

$ ‘000	Carrying amount
Name of entity	2024	2023	2022
Orchard Therapeutics Plc.

Balance at January 1	2,020	403	1,449

Movement during the year
Fair value adjustments through OCI (pre-tax)	106	1,573	(950)
Disposal of investment designated as at FVOCI	(2,098)	—	—
Currency translation	(28)	44	(96)

Balance at December 31	—	2,020	403

Schedule of assumptions were used in the Black-Scholes model to determine the fair value of the asset
The following assumptions were used in the BSM model to determine the fair value of the asset:

	2024	2023
Expected time to maturity	4 years	4 years
Volatility	50%	50%
Risk-free interest rate	2.60%	1.99%
The main assumptions in determination of the equity value are shown in below table.

Preference share BioConnection (in million $)
Revenue level	Fair value	Discount rate	Fair value	EBITDA margin	Fair value
-10.0%	0.1	-2.0%	4.8	-5.0%	1.7
-5.0%	2.1	-1.0%	4.3	-2.5%	2.8
Base case	3.8	Base case	3.8	Base case	3.8
+5.0%	5.0	+1.0%	3.3	+2.5%	4.6
+10.0%	6.1	+2.0%	2.9	+5.0%	5.3
The impact of the remaining variables on the BSM model are shown in below table:

Preference share BioConnection (in million $)
Time to maturity	Fair value	Volatility	Fair value
- 2 years	4.1	-10.0%	4.0
- 1 year	3.9	-5.0%	3.9
Base case	3.8	Base Case	3.8
+ 1 year	3.6	+5.0%	3.6
+ 2 years	3.5	+10.0%	3.4